Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of exercise prices and exercise periods, giving retroactive effect of combination
	Number of shares options	Average exercise price per share option
(RMB)
As of March 31, 2021	3,253,565	29.3156
Granted during the period	-	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2022	3,253,565	29.3156
Granted during the period	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2023	3,253,565	32.4020

Schedule of exercise prices and exercise periods, giving retroactive effect of combination
Year Ended 31 March 2023
Number of options	Exercise price	Exercise period
	(RMB)
1,533,252	13.938	2021-2031
613,369	25.8524	2021-2026
1,106,944	52.5376	2021-2026
3,253,565

Schedule of stock-based compensation expense
	Years Ended March 31,
	2021	2022	2023	2023
	(RMB)	(RMB)	(RMB)	(US$)
Research and development	4,200,464	975,171	(997,846)	$(145,211)
General and administrative	72,501,943	6,789,277	4,502,847	655,274
Selling and marketing	54,093	-	-	-
Total stock-based compensation	76,756,500	7,764,448	3,505,001	$510,063